Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Debt securities	£ 76,369	£ 82,286
Repurchase agreements and other similar secured borrowing	14,517	18,578
Other financial liabilities	5,019	3,815
Financial liabilities designated at fair value	204,326	216,834
Cumulative own credit net loss recognised	373	121
Contractual carrying amount due on maturity [member]
Disclosure of financial liabilities [line items]
Debt securities	56,891	54,159
Deposits	25,725	32,029
Repurchase agreements and other similar secured borrowing	128,706	138,724
Other financial liabilities	694	19
Financial liabilities designated at fair value	212,016	224,931
Fair value [member]
Disclosure of financial liabilities [line items]
Debt securities	49,559	46,649
Deposits	25,526	31,682
Repurchase agreements and other similar secured borrowing	128,547	138,484
Other financial liabilities	694	19
Financial liabilities designated at fair value	£ 204,326	£ 216,834